COVID-19	9 Months Ended
Sep. 30, 2020
Unusual or Infrequent Items, or Both [Abstract]
COVID-19	COVID-19The outbreak of the novel coronavirus (“COVID-19”) that originated in China in December 2019 and that has spread to most developed nations of the world has resulted in the implementation of numerous actions taken by governments and governmental agencies in an attempt to control or mitigate the spread of the virus. These measures have resulted in a significant reduction in global economic activity and extreme volatility in the global financial markets. A significant reduction in manufacturing and other economic activities has and is expected to continue to have a materially adverse impact on the global demand for raw materials, coal and other bulk cargoes that our customers transport on our vessels. This significant decline in the demand for dry bulk tonnage may materially and adversely impact our ability to profitably charter our vessels. When these measures and the resulting economic impact will end and what the long-term impact of such measures on the global economy will be are not known at this time. As a result, the extent to which Covid-19 will impact the Company’s results of operations and financial condition will depend on future developments, which are highly uncertain and cannot be predicted.